ACCOUNTS RECEIVABLE - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts receivable | Bank borrowings
ACCOUNTS RECEIVABLE
Assets pledged as collateral	¥ 14,745	$ 2,020	¥ 13,312